Other Information - Schedule of Expected Future Lease Income (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Operating lease payments	€ 597,000	€ 516,000	€ 237,000
Less Than 1 Year [Member]
Statement Line Items [Line Items]
Operating lease payments	15	38
Finance lease interest income	19
Finance lease payments	121
1 Year to 5 Years [Member]
Statement Line Items [Line Items]
Operating lease payments
Finance lease interest income	11
Finance lease payments	72
More Than 5 Years [Member]
Statement Line Items [Line Items]
Operating lease payments
Finance lease interest income
Finance lease payments